Note 6 - Investments In Affordable Housing Partnerships (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments In Affordable Housing Partnerships [Abstract]
Equity Method Investments	$ 4,466,001	$ 5,355,254
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	1,221,394	1,247,394	1,203,887
Amortization	$ 885,478	$ 885,478	$ 863,112